NY/345424.1
                                                                     Rule 497(d)
                                                      Registration No. 333-59298





                         THE PINNACLE FAMILY OF TRUSTS,
                            FINANCIAL TRUST SERIES II

                   Supplement to Prospectus dated May 22, 2001

On June 4, 2001, Tyco International Ltd. (TYC) completed its acquisition of CIT Group, Inc. (CIT). As a result of the merger, the Trust will receive 104 shares of TYC in place of 152 shares of CIT.